Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends and restates the Current Report on Form 8-K filed by Abundia Global Impact Group Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on May 18, 2026 (the “Original Form 8-K”), in which the Company reported the final results for the matters submitted to a vote of the Company’s stockholders at the 2026 Annual Meeting of the Company’s stockholders (the “Annual Meeting”). This Amendment No. 1 is being filed solely to (i) disclose under Item 5.02(e) the amendment to the Company’s 2025 Equity Incentive Plan as described below and (ii) amend and restate the Original Form 8-K with conforming changes to reflect the inclusion of the disclosure described in (i) above. Other than such changes to the Original Form 8-K described in (i) and (ii) above, there are no other changes to the Original Form 8-K.
Document Period End Date	May 14, 2026
Entity File Number	1-32955
Entity Registrant Name	ABUNDIA GLOBAL IMPACT GROUP, INC.
Entity Central Index Key	0001156041
Entity Tax Identification Number	76-0675953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 Post Oak Blvd.
Entity Address, Address Line Two	Suite 1305
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	322-8818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AGIG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false